Loans to others (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of loans to others [Abstract]
Schedule of Loans to others

	2 0 2 0	2 0 1 9	2 0 2 0
	NIS	NIS	US Dollars

Opening balance	17,650	-	5,490
Loans granted to others (*)	20,000	43,650	6,221
Payment of loans granted to others	(18,943)	(26,000)	(5,892)
Closing balance	18,707	17,650	5,819

(*) The interest rate given varies from 5%-8%. Interest income from loans granted to others amounted in 2020 to NIS 719 thousand (2019: NIS 930 thousand).